Employee benefits and share-based payments (Details Narrative) - ARS ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Shares granted - Corresponding to the Participants' Contributions	320	720	780
Defined contribution plan [member]
Statement [Line Items]
Contributions	$ 44	$ 77
Cresud [Member]
Statement [Line Items]
Fair value determined at the time of granting the plan after obtaining all the corresponding authorizations	$ 16.45